Nature of business	12 Months Ended
Dec. 31, 2020
Disclosure of Nature of business [abstract]
Nature of business

1.       Nature of business

FSD FSD Pharma Inc. (“FSD” or the “Company”), through its wholly owned subsidiary, FSD Biosciences Inc., is focused on Pharmaceutical research and development ("R&D") of its lead compound, FSD 201, ultra-micronized Palmitoyl ethylamine (“PEA”). FSD 201 is known to stabilize mast cells of the human body and down-regulate the pro-inflammatory cytokines to effectuate an anti-inflammatory response.

FV Pharma Inc. ("FV Pharma"), a wholly owned subsidiary of the Company, was a licensed producer of cannabis in Canada under the Cannabis Act (Canada) (together with the regulations promulgated thereunder (the "Cannabis Regulations"), the "Cannabis Act") and associated Cannabis Regulations. FV Pharma surrendered its cannabis license in September 2020. In March 2020, substantially all the assets of FV Pharma were classified as held for sale (refer to Note 5).

The Company's registered office is located at 1 Rossland Road West, Suite 202, Ajax, Ontario, L1Z 1Z2.

On October 16, 2019, the Company completed a reverse share split of 201 to 1 Class B Shares. All share and per share amounts for all periods presented in these financial statements have been adjusted retrospectively to reflect the reverse share split.

Subsidiaries

These consolidated financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which FSD has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee.

The Company has the following subsidiaries:

		Ownership percentage as at
Entity Name	Country	December 31, 2020	December 31, 2019	January 1, 2019
		%	%	%
FSD Biosciences Inc.	USA	100	—	—
Prismic Pharmaceuticals Inc.	USA	100	100	100
FV Pharma Inc.	Canada	100	100	100

Impact of COVID-19

The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19," has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The extent to which COVID-19 and any other pandemic or public health crisis impacts the Company's business, affairs, operations, financial condition, liquidity, availability of credit and results of operations will depend on future developments that are highly uncertain and cannot be predicted with any meaningful precision, including new information which may emerge concerning the severity of the COVID-19 virus and the actions required to contain the COVID-19 virus or remedy its impact, among others. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods.

In order to mitigate the impact of COVID-19, the Company implemented a systematic and orderly scale back of FV Pharma's cultivation operations and a furlough policy for its workforce, except for certain personnel working staggered shifts to ensure continuity of operations and licensure effective March 23, 2020. In September 2020, FV Pharma surrendered its licenses and ceased all other operational activities. The Company’s clinical trials for the use of FSD-201, its lead compound, to treat suspected or confirmed cases of COVID-19 continued to proceed throughout the year and as a result the impact of COVID-19 did not have a material impact on the continuing operations or financial results of the Company for the year ended December 31, 2020.